EMPLOYEE BENEFIT PLANS PART 4 (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Savings Plan [Line Items]
Defined Contribution Plan Employer Matching Amount	$ 34	$ 32	$ 31
Savings Plan, Market Value Of Employer Stock Held By Plan	1,100	883	847
Employee Stock Ownership Plan (ESOP), Shares in ESOP		153,625	504,440
Employee Stock Ownership Plan (ESOP), Deferred Shares, Fair Value		8	27
San Diego Gas and Electric Company and Subsidiary [Member]
Savings Plan [Line Items]
Defined Contribution Plan Employer Matching Amount	16	14	14
Southern California Gas Company [Member]
Savings Plan [Line Items]
Defined Contribution Plan Employer Matching Amount	$ 15	$ 14	$ 13